Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	Oct. 31, 2023
Entity Registrant Name	Innovator ETFs Trust
Entity Central Index Key	0001415726
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Feb. 27, 2024
Document Effective Date	Feb. 27, 2024
Prospectus Date	Feb. 27, 2024
Innovator U.S. Equity Buffer ETF – January | Innovator U.S. Equity Buffer ETF – January
Prospectus:
Trading Symbol	BJAN
Innovator U.S. Equity Power Buffer ETF - January | Innovator U.S. Equity Power Buffer ETF - January
Prospectus:
Trading Symbol	PJAN
Innovator U.S. Equity Ultra Buffer ETF - January | Innovator U.S. Equity Ultra Buffer ETF - January
Prospectus:
Trading Symbol	UJAN
Innovator U.S. Equity Buffer ETF - February | Innovator U.S. Equity Buffer ETF - February
Prospectus:
Trading Symbol	BFEB
Innovator U.S. Equity Power Buffer ETF - February | Innovator U.S. Equity Power Buffer ETF - February
Prospectus:
Trading Symbol	PFEB
Innovator U.S. Equity Ultra Buffer ETF - February | Innovator U.S. Equity Ultra Buffer ETF - February
Prospectus:
Trading Symbol	UFEB
Innovator U.S. Equity Buffer ETF - March | Innovator U.S. Equity Buffer ETF - March
Prospectus:
Trading Symbol	BMAR
Innovator U.S. Equity Power Buffer ETF - March | Innovator U.S. Equity Power Buffer ETF - March
Prospectus:
Trading Symbol	PMAR
Innovator U.S. Equity Ultra Buffer ETF - March | Innovator U.S. Equity Ultra Buffer ETF - March
Prospectus:
Trading Symbol	UMAR
Innovator U.S. Equity Buffer ETF - April | Innovator U.S. Equity Buffer ETF - April
Prospectus:
Trading Symbol	BAPR
Innovator U.S. Equity Power Buffer ETF - April | Innovator U.S. Equity Power Buffer ETF - April
Prospectus:
Trading Symbol	PAPR
Innovator U.S. Equity Ultra Buffer ETF - April | Innovator U.S. Equity Ultra Buffer ETF - April
Prospectus:
Trading Symbol	UAPR
Innovator U.S. Equity Buffer ETF - May | Innovator U.S. Equity Buffer ETF - May
Prospectus:
Trading Symbol	BMAY
Innovator U.S. Equity Power Buffer ETF - May | Innovator U.S. Equity Power Buffer ETF - May
Prospectus:
Trading Symbol	PMAY
Innovator U.S. Equity Ultra Buffer ETF - May | Innovator U.S. Equity Ultra Buffer ETF - May
Prospectus:
Trading Symbol	UMAY
Innovator U.S. Equity Buffer ETF - June | Innovator U.S. Equity Buffer ETF - June
Prospectus:
Trading Symbol	BJUN
Innovator U.S. Equity Power Buffer ETF - June | Innovator U.S. Equity Power Buffer ETF - June
Prospectus:
Trading Symbol	PJUN
Innovator U.S. Equity Ultra Buffer ETF - June | Innovator U.S. Equity Ultra Buffer ETF - June
Prospectus:
Trading Symbol	UJUN
Innovator U.S. Equity Buffer ETF - July | Innovator U.S. Equity Buffer ETF - July
Prospectus:
Trading Symbol	BJUL
Innovator U.S. Equity Power Buffer ETF - July | Innovator U.S. Equity Power Buffer ETF - July
Prospectus:
Trading Symbol	PJUL
Innovator U.S. Equity Ultra Buffer ETF - July | Innovator U.S. Equity Ultra Buffer ETF - July
Prospectus:
Trading Symbol	UJUL
Innovator U.S. Equity Buffer ETF - August | Innovator U.S. Equity Buffer ETF - August
Prospectus:
Trading Symbol	BAUG
Innovator U.S. Equity Power Buffer ETF - August | Innovator U.S. Equity Power Buffer ETF - August
Prospectus:
Trading Symbol	PAUG
Innovator U.S. Equity Ultra Buffer ETF - August | Innovator U.S. Equity Ultra Buffer ETF - August
Prospectus:
Trading Symbol	UAUG
Innovator U.S. Equity Buffer ETF - September | Innovator U.S. Equity Buffer ETF - September
Prospectus:
Trading Symbol	BSEP
Innovator U.S. Equity Power Buffer ETF - September | Innovator U.S. Equity Power Buffer ETF - September
Prospectus:
Trading Symbol	PSEP
Innovator U.S. Equity Ultra Buffer ETF - September | Innovator U.S. Equity Ultra Buffer ETF - September
Prospectus:
Trading Symbol	USEP
Innovator U.S. Equity Buffer ETF - October | Innovator U.S. Equity Buffer ETF - October
Prospectus:
Trading Symbol	BOCT
Innovator U.S. Equity Power Buffer ETF - October | Innovator U.S. Equity Power Buffer ETF - October
Prospectus:
Trading Symbol	POCT
Innovator U.S. Equity Ultra Buffer ETF - October | Innovator U.S. Equity Ultra Buffer ETF - October
Prospectus:
Trading Symbol	UOCT
Innovator U.S. Equity Buffer ETF - November | Innovator U.S. Equity Buffer ETF - November
Prospectus:
Trading Symbol	BNOV
Innovator U.S. Equity Power Buffer ETF - November | Innovator U.S. Equity Power Buffer ETF - November
Prospectus:
Trading Symbol	PNOV
Innovator U.S. Equity Ultra Buffer ETF - November | Innovator U.S. Equity Ultra Buffer ETF - November
Prospectus:
Trading Symbol	UNOV
Innovator U.S. Equity Buffer ETF - December | Innovator U.S. Equity Buffer ETF - December
Prospectus:
Trading Symbol	BDEC
Innovator U.S. Equity Power Buffer ETF - December | Innovator U.S. Equity Power Buffer ETF - December
Prospectus:
Trading Symbol	PDEC
Innovator U.S. Equity Ultra Buffer ETF - December | Innovator U.S. Equity Ultra Buffer ETF - December
Prospectus:
Trading Symbol	UDEC